Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Line Items]
Consolidated net assets, percentage	25.00%
PRC VIE and VIE’s Subsidiaries [Member]
Condensed Financial Information of the Parent Company [Line Items]
Consolidated net assets, percentage	25.00%